Income Taxes - Recognized Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	€ 1,831	€ 1,868
Total deferred tax liabilities	1,049	1,708
Total deferred tax assets, net	782	160
Intangible assets
Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	563	81
Total deferred tax liabilities	617	1,162
Property, plant and equipment
Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	10	32
Total deferred tax liabilities	92	66
Other financial assets
Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	12	18
Total deferred tax liabilities	104	158
Trade receivables
Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	57	72
Total deferred tax liabilities	125	125
Pension provisions
Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	112	108
Total deferred tax liabilities	9	7
Share-based payments
Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	164	207
Total deferred tax liabilities	1	3
Other provisions and obligations
Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	408	517
Total deferred tax liabilities	29	122
Deferred income
Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	77	118
Total deferred tax liabilities	22	39
Carryforwards of unused tax losses
Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	187	378
Research and development and foreign tax credits
Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	166	235
Other
Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	75	102
Total deferred tax liabilities	€ 50	€ 26